Revenues	6 Months Ended
Jun. 30, 2020
Revenues
Revenues

10. Revenues

	Three months ended June 30,
	SYSTEMS		SERVICES
	2020	2019	2020	2019
	(€ in thousands)
Primary geographical markets
EMEA	1,479	908	1,169	1,658
Asia Pacific	199	318	251	282
Americas	193	903	625	981
	1,871	2,129	2,045	2,921

Timing of revenue recognition
Products transferred at a point in time	1,660	1,932	2,045	2,921
Products and services transferred over time	211	197	--	--
Revenue from contracts with customers	1,871	2,129	2,045	2,921

	Six months ended June 30,
	SYSTEMS		SERVICES
	2020	2019	2020	2019
	(€ in thousands)
Primary geographical markets
EMEA	2,265	1,836	2,826	3,480
Asia Pacific	395	930	460	500
Americas	516	1,778	1,338	2,091
	3,176	4,544	4,624	6,071

Timing of revenue recognition
Products transferred at a point in time	2,682	4,125	4,624	6,071
Products and services transferred over time	494	419	--	--
Revenue from contracts with customers	3,176	4,544	4,624	6,071

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
	(€ in thousands)		(€ in thousands)
EMEA	2,648	2,566	5,091	5,316
Germany	1,719	1,025	2,810	2,376
France	233	267	497	640
Switzerland	25	370	93	441
Great Britain	231	261	559	710
Others	440	643	1,132	1,149
Asia Pacific	450	600	855	1,430
China	263	295	498	492
South Korea	159	258	268	346
Others	28	47	89	592
Americas	818	1,884	1,854	3,869
United States	814	1,859	1,739	3,807
Others	4	25	115	62
Total	3,916	5,050	7,800	10,615